Federated Short-Intermediate Duration Municipal Trust
CLASS A SHARES (TICKER FMTAX)
INSTITUTIONAL SHARES (TICKER FSHIX)
SERVICE SHARES (TICKER FSHSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED AUGUST 31, 2019, AS AMENDED
Under the section entitled “Fund Summary Information,” please replace the final sentence of the “Risk/Return Summary: Fees and Expenses” introductory paragraph with the following:
“If you purchase the Fund's IS or SS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
February 26, 2020
Federated Short-Intermediate Duration Municipal Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454988 (2/20)
© 2020 Federated Hermes, Inc.

Federated Short-Intermediate Duration Municipal Trust
CLASS A SHARES (TICKER FMTAX)
INSTITUTIONAL SHARES (TICKER FSHIX)
SERVICE SHARES (TICKER FSHSX)

SUPPLEMENT TO PROSPECTUS DATED AUGUST 31, 2019, AS AMENDED
1. Under the section entitled “Fund Summary Information,” please replace the final sentence of the “Risk/Return Summary: Fees and Expenses” introductory paragraph with the following:
“If you purchase the Fund's IS or SS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
2. Please replace the section “Commissions on Certain Shares” in the section entitled “What Do Shares Cost?” with the following:
“Commissions on Certain Shares
The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of IS or SS Shares. However, if you purchase IS or SS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of IS or SS Shares will be made at the applicable net asset value (before imposition of the commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund's Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.
Shares of the Fund are available in other share classes that have different fees and expenses.”
3. Please replace the second to last sentence of the section entitled “Additional Payments to Financial Intermediaries” with the following:
“In addition, as discussed above in “Commissions on Certain Shares,” if you purchase IS or SS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.”
February 26, 2020
Federated Short-Intermediate Duration Municipal Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454987 (2/20)
© 2020 Federated Hermes, Inc.